Risk Management_Cash flow from principal and interest payments of nonderivative financial liabilities by remaining contractual maturities (Details) - KRW (₩)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	₩ 191,825,000,000	₩ 327,030,000,000
Deposits due to customers	252,216,165,000,000	238,249,257,000,000
Borrowings	16,500,328,000,000	15,080,533,000,000
Debentures	30,714,176,000,000	29,811,344,000,000
Other financial liabilities	16,834,966,000,000	10,144,982,000,000
Total	316,457,460,000,000	293,613,146,000,000
Within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	191,825,000,000	168,442,000,000
Deposits due to customers	145,187,689,000,000	148,008,777,000,000
Borrowings	6,373,835,000,000	6,115,732,000,000
Debentures	2,153,916,000,000	1,955,255,000,000
Other financial liabilities	14,240,022,000,000	7,121,342,000,000
Total	168,147,287,000,000	163,369,548,000,000
4 to 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	155,984,000,000
Deposits due to customers	33,825,662,000,000	29,563,310,000,000
Borrowings	2,846,294,000,000	1,893,173,000,000
Debentures	2,416,483,000,000	2,452,565,000,000
Other financial liabilities	44,572,000,000	162,871,000,000
Total	39,133,011,000,000	34,227,903,000,000
7 to 9 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	1,717,000,000
Deposits due to customers	22,186,833,000,000	18,175,348,000,000
Borrowings	1,874,069,000,000	1,489,272,000,000
Debentures	2,201,070,000,000	1,018,714,000,000
Other financial liabilities	169,996,000,000	825,000,000
Total	26,431,968,000,000	20,685,876,000,000
10 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	512,000,000
Deposits due to customers	42,046,740,000,000	32,468,110,000,000
Borrowings	1,607,985,000,000	1,178,107,000,000
Debentures	2,584,230,000,000	1,744,731,000,000
Other financial liabilities	1,201,000,000	1,003,000,000
Total	46,240,156,000,000	35,392,463,000,000
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	375,000,000
Deposits due to customers	7,098,907,000,000	7,409,118,000,000
Borrowings	3,156,128,000,000	3,924,681,000,000
Debentures	18,955,400,000,000	19,770,380,000,000
Other financial liabilities	90,615,000,000	128,940,000,000
Total	29,301,050,000,000	31,233,494,000,000
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	1,870,334,000,000	2,624,594,000,000
Borrowings	642,017,000,000	479,568,000,000
Debentures	2,403,077,000,000	2,869,699,000,000
Other financial liabilities	2,288,560,000,000	2,730,001,000,000
Total	₩ 7,203,988,000,000	₩ 8,703,862,000,000